WARRANTS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price		$ 1.10		$ 1.10
Warrants estimated fair value		$ 3.00		$ 3.00		$ 1.00	$ 1.00
Expected dividend yield				0.00%		0.00%	0.00%
Stock-based compensation expense		$ 428,683	$ 70,689	$ 585,701	$ 180,791	$ 259,300	$ 307,918
Unrecognized compensation expense		$ 420,000		$ 420,000		$ 655,000
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, shares exchanged	28,014,540
Warrant exercise price	$ 0.0001
Common stock, shares exchange	28,014,540
Exercisable, exercise price per shares	$ 0.0001
Exchange Agreement [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion of Stock, Shares Converted	28,014,540
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected dividend yield						0.00%
Stock-based compensation expense						$ 0	$ 75,000
Unrecognized compensation expense						$ 0
Consulting Firm [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, shares exchanged							150,000
Warrant exercise price							$ 1.10
Warrants, term							7 years
Warrants estimated fair value							$ 0.61